Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Warrants [Abstract]
Warrants

Note 8 – Warrants

A summary of the activity of the warrants during the nine months ended September 30, 2025, is follows:

	Number of Warrant	Weighted average Exercise price	Weighted average Remaining life (year)
Outstanding at December 31, 2024	5,145,943	$0.25	2.85
Grant	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at September 30, 2025	5,145,943	$0.25	2.85

Exercisable at September 30, 2025	5,145,943	$0.25	2.85

The intrinsic value of the warrants as of September 30, 2025, is $0. The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.05 and $0.1469 for the Company’s common stock on September 30, 2025 and December 31, 2024, respectively.

Note 7 – Warrants

In February 2024, the Company issued 26,407 warrants in connection with the Purchase Agreement (Note 5), valued at $677,130. The Warrants expire five (5) years from the date of issuance. The warrants were earned and issued without recourse upon signature of the Purchase Agreement (Note 5) and recorded as a finance expense. The exercise price per warrant shall be calculated by dividing $30,000,000 by the total number of outstanding shares of common stock as of the exercise date.

In July 2024, the Company issued 25,413 warrants in connection with the extension of maturity of notes payable (Note 3), valued at $377,774 recorded as an inducement expense. The Warrants expire two (2) years from the date of issuance with an exercise price of $0.30 per share.

A summary of activity of the warrants during the year ended December 31, 2024, is follows:

	Number of	Weighted average Exercise	Weighted average Remaining
	Warrant	price	life (year)
Outstanding at December 31, 2023	-	$-	-
Grant	51,459	25.00	3.52
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at December 31, 2024	51,459	$25.00	2.85

Exercisable at December 31, 2024	51,459	$25.00	2.85

The intrinsic value of the warrants as of December 31, 2024, is $0. All of the outstanding warrants are exercisable as of December 31, 2024.

Valuation

The Company utilizes the Black-Scholes model to value its warrants. The Company utilized the following assumptions:

Year ended
December 31, 2024
Expected term	2 - 5 years
Expected average volatility	241 - 338%
Expected dividend yield	-
Risk-free interest rate	4.13 - 4.43%